FINANCING RECEIVABLES, NET - Net recorded investment of financing receivables, by credit quality indicator (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 974,558	¥ 1,190,704
Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	5,833,148	10,821,746
A | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	442,655	598,418
A | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	1,101,982	2,480,065
B | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	234,151	264,574
B | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	1,268,530	1,970,978
C | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	178,153	180,446
C | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	1,269,632	2,709,756
D | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	90,461	102,426
D | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	1,269,521	2,612,084
E | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	11,167	34,293
E | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	297,361	772,997
F | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	10,134	4,857
F | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	308,142	165,478
N and others | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	7,837	5,690
N and others | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 317,980	¥ 110,388